Property and Equipment - Summary of Property and Equipment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	₩ 13,322,492	₩ 12,871,259	₩ 13,377,077
Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	46,175,011	44,074,194
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(32,844,487)	(31,197,650)
Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(8,032)	(5,285)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,005,857	972,800	1,039,323
Land [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,005,857	972,800
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	785,225	794,453	858,606
Buildings and structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,736,257	1,692,239
Buildings and structures [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(950,582)	(897,336)
Buildings and structures [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(450)	(450)
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	265,656	291,279	317,403
Structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	935,276	922,637
Structures [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(668,019)	(629,757)
Structures [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,601)	(1,601)
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	7,912,900	7,997,927	8,376,212
Machinery [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	37,100,715	35,770,485
Machinery [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(29,185,881)	(27,771,040)
Machinery [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,934)	(1,518)
Other property and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	497,394	487,716	653,616
Other property and equipment [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,771,890	1,718,337
Other property and equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,273,655)	(1,230,128)
Other property and equipment [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(841)	(493)
Rights-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,786,129	1,559,333
Rights-of-use assets [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	2,555,685	2,229,945
Rights-of-use assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(766,350)	(669,389)
Rights-of-use assets [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(3,206)	(1,223)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,069,331	767,751	₩ 659,882
Construction in progress [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	₩ 1,069,331	₩ 767,751